Cover	Nov. 22, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2023
Entity File Number	001-41081
Entity Registrant Name	CRESCERA CAPITAL ACQUISITION CORP.
Entity Central Index Key	0001851230
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Rua Aníbal de Mendonça, 27
Entity Address, Address Line Two	2nd floor
Entity Address, City or Town	Rio de Janeiro
Entity Address, Country	BR
Entity Address, Postal Zip Code	22410-050
Country Region	55
City Area Code	21
Local Phone Number	3687-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CREEF
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	CRWWF
Security Exchange Name	NASDAQ
Capital Units [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	CREUF
Security Exchange Name	NASDAQ